LEUTHOLD SELECT INDUSTRIES FUND
LEUTHOLD SELECT INDUSTRIES FUND
Leuthold Funds, Inc.

August 11, 2014

Supplement to the Prospectus dated January 31, 2014

Important Information about the Leuthold Select Industries and Leuthold Global Industries Funds

Leuthold Group, LLC d/b/a Leuthold Weeden Capital Management, the investment adviser to the Leuthold Funds, has agreed to contractually limit total annual fund operating expenses for the Leuthold Select Industries Fund so that total annual fund operating expenses (excluding, among other things, Acquired Fund Fees and Expenses) will not exceed 1.50%, and to contractually limit total annual fund operating expenses for the Leuthold Global Industries Fund so that total annual fund operating expenses will not exceed 1.50% for the Retail Class shares and 1.25% for the Institutional Class shares.

Leuthold Select Industries Fund

To reflect the new expense limitations, (1) the “Annual Fund Operating Expenses” table and accompanying footnote and (2) “Example” under the section “Fees and Expenses of the Fund” in the Prospectus, on page 11, are deleted and replaced with the following:

Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LEUTHOLD SELECT INDUSTRIES FUND No Load
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LEUTHOLD SELECT INDUSTRIES FUND No Load
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.66%
Service Fees		0.09%
All Remaining Other Expenses		0.57%
Total Annual Fund Operating Expenses		1.66%
Expense Reimbursement	[2]	0.16%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.50%
[1]	"Other Expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Expense Reimbursement" has been restated to reflect the fact that the Fund's investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding, among other things, Acquired Fund Fees and Expenses) do not exceed 1.50% of the average daily net assets of the Fund. The investment advisory agreement may be terminated by the Fund or the Fund's investment adviser for any reason upon sixty days' prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund's investment adviser may recover waived fees, but in no event may the Fund's expenses exceed the expense limitation above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
LEUTHOLD SELECT INDUSTRIES FUND No Load	153	508	887	1,952